Supplement to the currently effective Statement of Additional Information of each of the funds listed below:

Cash Account Trust
      o   Government & Agency Securities Portfolio               Scudder Technology Fund
      o   Money Market Portfolio                                 Scudder Total Return Fund
      o   Tax-Exempt Portfolio                                   Scudder US Government Securities Fund
Cash Equivalent Fund                                             Scudder Worldwide 2004 Fund
      o   Government & Agency Securities Portfolio               Scudder Yieldwise Funds
      o   Money Market Portfolio                                       o   Scudder Yieldwise Government & Agency Money Fund
      o   Tax-Exempt Portfolio                                         o   Scudder Yieldwise Money Fund
Investors Cash Trust                                                   o   Scudder Yieldwise Municipal Money Fund
      o   Government & Agency Securities Portfolio               Scudder Variable Series II
      o   Treasury Portfolio                                           o   Scudder Aggressive Growth Portfolio
Investors Municipal Cash Fund                                          o   Scudder Blue Chip Portfolio
      o   Investors Florida Municipal Cash Fund                        o   Scudder Conservative Income Strategy Portfolio
      o   Investors Michigan Municipal Cash Fund                       o   Scudder Large Cap Value Portfolio
      o   Investors New Jersey Municipal Cash Fund                     o   SVS Davis Venture Value Portfolio
      o   Investors Pennsylvania Municipal Cash Fund                   o   SVS Dreman Financial Services Portfolio
      o   Tax-Exempt New York Money Market Fund                        o   SVS Dreman High Return Equity Portfolio
Scudder Aggressive Growth Fund                                         o   SVS Dreman Small Cap Value Portfolio
Scudder Blue Chip Fund                                                 o   SVS Eagle Focused Large Cap Growth Portfolio
Scudder California Tax-Free Income Fund                                o   SVS Focus Value+Growth Portfolio
Scudder Cash Reserves Fund                                             o   SVS Index 500 Portfolio
Scudder-Dreman Financial Services Fund                                 o   SVS Invesco Dynamic Growth Portfolio
Scudder-Dreman High Return Equity Fund                                 o   SVS Janus Growth and Income Portfolio
Scudder-Dreman Small Cap Value Fund                                    o   SVS Janus Growth Opportunities Portfolio
Scudder Dynamic Growth Fund                                            o   SVS MFS Strategic Value Portfolio
Scudder Florida Tax-Free Income Fund                                   o   SVS Turner Mid Cap Growth Portfolio
Scudder Focus Value Plus Growth Fund                                   o   SVS Oak Strategic Equity Portfolio
Scudder Growth Fund                                                    o   Scudder Fixed Income Portfolio
Scudder High Income Fund                                               o   Scudder Global Blue Chip Portfolio
Scudder Large Cap Value Fund                                           o   Scudder Growth & Income Strategy Portfolio
Scudder Money Funds                                                    o   Scudder Growth Strategy Portfolio
      o   Scudder Government & Agency Money Fund                       o   Scudder Government & Agency Securities Portfolio
      o   Scudder Money Market Fund                                    o   Scudder Growth Portfolio
      o   Scudder Tax-Exempt Money Fund                                o   Scudder High Income Portfolio
Scudder New Europe Fund                                                o   Scudder Income & Growth Strategy Portfolio
Scudder New York Tax-Free Income Fund                                  o   Scudder International Select Equity Portfolio
Scudder Retirement Fund -- Series V                                    o   Scudder Money Market Portfolio
Scudder Retirement Fund -- Series VI                                   o   Scudder Small Cap Growth Portfolio
Scudder Retirement Fund -- Series VII                                  o   Scudder Strategic Income Portfolio
Scudder S&P 500 Stock Fund                                             o   Scudder Technology Growth Portfolio
Scudder Strategic Income Fund                                          o   Scudder Total Return Portfolio
Scudder Target 2010 Fund                                         Tax-Exempt California Money Market Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund
Scudder Target 2013 Fund

The following paragraph supplements the "Officers and Directors/Trustees" section of each fund's Statement of Additional Information:

     Agreement to Indemnify Independent Directors/Trustees for Certain Expenses

     In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, Deutsche Investment Management Americas Inc. (DeIM) has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or DeIM ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, DeIM and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DeIM has also agreed, subject to applicable law and regulation, to indemnify the Independent Directors/Trustees against certain liabilities the Independent Directors/Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent /Directors Trustees in connection with any Enforcement Actions or Private Litigation. DeIM is not, however, required to provide indemnification and advancement of expenses:
     (1) with respect to any proceeding or action with respect to which the Funds' Board determines that the Independent Director/Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Director/Trustee to the Funds or their shareholders to which the Independent Director/Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Director/Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Directors/Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by DeIM will survive the termination of the investment management agreements between DeIM and the Funds.



               Please retain this supplement for future reference






October 1, 2004